SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Sep. 30, 2023 USD ($)
Assets:
Short-term/long-term deposits	$ 338,345
Fair Value, Inputs, Level 1 [Member]
Assets:
Short-term/long-term deposits	338,345
Fair Value, Inputs, Level 2 [Member]
Assets:
Short-term/long-term deposits
Fair Value, Inputs, Level 3 [Member]
Assets:
Short-term/long-term deposits